PROVISIONS AND OTHER FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2021
Other provisions [abstract]
PROVISIONS AND OTHER FINANCIAL LIABILITIES	PROVISIONS AND OTHER FINANCIAL LIABILITIES
CI is a party to a number of claims, proceedings and investigations, including legal, regulatory and tax, in the ordinary course of its business. Due to the inherent uncertainty involved in these matters, it is difficult to predict the final outcome or the amount and timing of any outflow related to such matters. Based on current information and consultations with advisors, CI does not expect the outcome of these matters, individually or in aggregate, to have a material adverse effect on its financial position or on its ability to continue normal business operations.
CI has made provisions based on current information and the probable resolution of such claims, proceedings and investigations, as well as severance and amounts payable in connection with business acquisitions. The movement in provisions and other financial liabilities during the years ended December 31, are as follows:

	Provisions	Acquisition liabilities	Provisions	Acquisition liabilities
	2021	2021	2020	2020
	$	$	$	$
Provisions and other financial liabilities, beginning of year	46,181	337,371	25,563	7,573
Additions	23,478	743,426	56,277	334,616
Amounts used	(28,390)	(324,272)	(34,869)	(701)
Amounts reversed	(10)	(1,842)	(790)	—
Fair value change - acquisition liabilities	—	157,102	—	—
Translation - acquisition liabilities	—	(971)	—	(4,117)
Provisions and other financial liabilities, end of year	41,259	910,814	46,181	337,371
Current portion of provisions and other financial liabilities	6,942	565,490	45,298	230,412
ACQUISITION-RELATED LIABILITIES
Included in provisions and other financial liabilities in connection with business acquisitions are:

	As at	As at
	December 31, 2021	December 31, 2020
Deferred consideration	$136,053	$96,855
Fair value of contingent consideration	$346,894	$131,122
Fair value of put arrangements	$427,867	$109,394
Total acquisition liabilities	$910,814	$337,371
Deferred consideration represents guaranteed deferred payments on acquisitions and typically settle in 90 to 270 days.
Contingent consideration represents the estimated fair value of earn-out payments tied to the acquired companies exceeding certain predefined financial metrics, and is revalued on a quarterly basis. During the year ended December 31, 2021, compensation expense of $7,198 [2020 - nil] is included in contingent consideration payable and fair value change.
For three of the contingent earn-out arrangements with a liability fair value recorded as of December 31, 2021 of $69,503 [2020 - $23,108], there was no maximum payout stipulated in the respective purchase agreements. For the remaining contingent earn-out arrangements with a liability fair value recorded as of December 31, 2021 of $277,391 [2020 - $108,014], the total maximum potential payout stipulated in the respective purchase agreements was $715,105 [2020 - $219,667].
Put options represent the fair value of embedded options in the acquisition purchase agreements to exchange minority interests for cash or redeemable instruments in a subsidiary of CI, subject to specific terms, and are revalued on a quarterly basis. During the year ended December 31, 2021, GSFM shareholders exercised their put to CI at an equivalent Canadian cash value of $17,748.
The majority of put options payable as at December 31, 2021 will be satisfied with the issuance of redeemable instruments in one of CI’s subsidiaries in January 2022.
Included in total acquisition liabilities are foreign translation adjustments since the date of the acquisitions. Fair value adjustments to the acquisition liabilities are included in other expenses.
During the year ended December 31, 2021, CI paid cash of $308,907 and shares of $15,179 related to the acquisitions.
LITIGATION AND RESTRUCTURING
CI is a defendant to certain lawsuits of which two are class action lawsuits related to events and transactions that gave rise to a settlement agreement with the Ontario Securities Commission [“OSC”] in 2004. Although CI continues to believe that this settlement fully compensated investors affected by frequent trading activity, a provision has been made based on the probable resolution of these claims and related expenses.
CI maintains insurance policies that may provide coverage against certain claims. Amounts receivable under these policies are not accrued for unless the realization of income is virtually certain. During the years ended December 31, 2021 and 2020, no insurance proceeds were received related to the settlement of legal claims.
During the year ended December 31, 2021, CI recorded provisions of $23,478 for legal and severance [2020 - $56,277]. As at December 31, 2021, a provision of $41,259 remains [2020 - $46,181].